Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2019
Entity Registrant Name	CAPITAL WORLD GROWTH AND INCOME FUND
Entity Central Index Key	0000894005
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 30, 2020
Document Effective Date	Oct. 30, 2020
Prospectus Date	Oct. 30, 2020
Capital World Growth and Income Fund | Class T
Prospectus:
Trading Symbol	TCWGX
Capital World Growth and Income Fund | Class 529-T
Prospectus:
Trading Symbol	TCWWX
Capital World Growth and Income Fund | Class F-3
Prospectus:
Trading Symbol	FWGIX
Capital World Growth and Income Fund | Class R-5E
Prospectus:
Trading Symbol	RWIHX
Capital World Growth and Income Fund | Class R-2E
Prospectus:
Trading Symbol	RWBEX
Capital World Growth and Income Fund | Class R-6
Prospectus:
Trading Symbol	RWIGX
Capital World Growth and Income Fund | Class F-2
Prospectus:
Trading Symbol	WGIFX
Capital World Growth and Income Fund | Class 529-F-1
Prospectus:
Trading Symbol	CWIFX
Capital World Growth and Income Fund | Class 529-E
Prospectus:
Trading Symbol	CWIEX
Capital World Growth and Income Fund | Class 529-C
Prospectus:
Trading Symbol	CWICX
Capital World Growth and Income Fund | Class 529-A
Prospectus:
Trading Symbol	CWIAX
Capital World Growth and Income Fund | Class F-1
Prospectus:
Trading Symbol	CWGFX
Capital World Growth and Income Fund | Class C
Prospectus:
Trading Symbol	CWGCX
Capital World Growth and Income Fund | Class R-5
Prospectus:
Trading Symbol	RWIFX
Capital World Growth and Income Fund | Class R-4
Prospectus:
Trading Symbol	RWIEX
Capital World Growth and Income Fund | Class R-3
Prospectus:
Trading Symbol	RWICX
Capital World Growth and Income Fund | Class R-2
Prospectus:
Trading Symbol	RWIBX
Capital World Growth and Income Fund | Class R-1
Prospectus:
Trading Symbol	RWIAX
Capital World Growth and Income Fund | Class A
Prospectus:
Trading Symbol	CWGIX
Capital World Growth and Income Fund | Class 529-F-2
Prospectus:
Trading Symbol	FCWGX
Capital World Growth and Income Fund | Class 529-F-3
Prospectus:
Trading Symbol	FWCGX